PIMCO Funds
                      Pacific Investment Management Series
                 Institutional and Administrative Share Classes

                       Supplement dated August 20, 1997 to
                         Prospectus dated July 15, 1997



     Effective July 31, 1997 (commencement of operations), Pasi Hamalainen serves as portfolio manager of the PIMCO Total Return Mortgage Fund.

     Investors should retain this Supplement with the Prospectus for future reference.